Consolidated Statements of Stockholders' (Deficit) Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]
Beginning Balance (shares) at Dec. 31, 2014		4,725,067			626
Beginning Balance at Dec. 31, 2014	$ 5,357	$ 2,835	$ 150,747	$ (148,154)	$ (71)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(10,874)			(10,874)
Exercise of share-based awards (shares)		3,333
Exercise of share-based awards	23	$ 2	21
Share-based compensation (shares)		40,000
Share-based compensation	440	$ 24	416
Issuance of common stock (shares)		433,333
Issuance of common stock	3,000	$ 260	2,740
Issuance of SWK Warrant 1	2,656		2,656
Amortization of debt issuance costs related to warrants	(385)		(385)
Ending Balance (shares) at Dec. 31, 2015		5,201,733			626
Ending Balance at Dec. 31, 2015	217	$ 3,121	156,195	(159,028)	$ (71)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (10,324)			(10,324)
Exercise of share-based awards (shares)	0
Share-based compensation (shares)		166,665
Share-based compensation	$ 579	$ 100	479
Issuance of common stock and warrants, net of issuance costs (shares)		4,657,345
Issuance of common stock and warrants, net of issuance costs	6,250	$ 2,016	4,234
Issuance of common stock in connection with amendments to Credit Agreement (shares)		77,922
Issuance of common stock in connection with amendments to Credit Agreement	150	$ 47	103
Reverse stock split re-allocation	0	$ (4,880)	4,880
Other adjustments due to reverse stock split (shares)		486
Retirement of treasury stock (shares)		(626)			(626)
Retirement of treasury stock	0		(71)		$ 71
Repricing of SWK Warrant 1	264		264
Ending Balance (shares) at Dec. 31, 2016		10,103,525			0
Ending Balance at Dec. 31, 2016	$ (2,864)	$ 404	$ 166,084	$ (169,352)	$ 0